Earnings/(Loss) per share	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings/(Loss) per share
Note 12 – Earnings/(Loss) per share
The computation of basic earnings/(loss) per share (“EPS/LPS”) is based on the weighted average number of shares outstanding during the period. Diluted EPS/LPS includes the effect of the assumed conversion of potentially dilutive instruments. There were no dilutive instruments in the Predecessor period, but the issuance of the convertible note in the Successor period could have been dilutive, had the Company not been in a loss-making position. Refer to Note 18 – “Debt” for further details’ on the instrument.

The components of the numerator for the calculation of basic and diluted EPS/LPS were as follows:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
(Loss)/profit from continuing operations	(18)	(55)	(50)	3,739	(615)
Profit/(loss) from discontinued operations	2	(31)	2	(33)	(76)

(Loss)/profit available to stockholders	(16)	(86)	(48)	3,706	(691)
Effect of dilution	—	—	—	—	—

Diluted (loss)/profit available to stockholders	(16)	(86)	(48)	3,706	(691)

The components of the denominator for the calculation of basic and diluted EPS/LPS were as follows:

	Successor	Predecessor	Successor	Predecessor
(In millions)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
Basic (loss)/earnings per share:
Weighted average number of common shares outstanding	50	100	50	100	100
Diluted(loss)/earnings per share:
Effect of dilution	—	—	—	—	—

Weighted average number of common shares outstanding adjusted for the effects of dilution	50	100	50	100	100

The basic and diluted (loss)/earnings per share were as follows:

	Successor	Predecessor	Successor	Predecessor
(In $)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
Basic/diluted (loss)/earnings per share from continuing operations	(0.36)	(0.55)	(1.00)	37.25	(6.13)
Basic/diluted earnings/(loss) per share from discontinued operations	0.04	(0.31)	0.04	(0.33)	(0.75)
Basic/diluted (loss)/earnings per share	(0.32)	(0.86)	(0.96)	36.92	(6.88)

Note 13 – Loss per share
The computation of basic LPS is based on the weighted average number of shares outstanding during the period. Diluted LPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted LPS are as follows:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	(As adjusted)	(As adjusted)	(As adjusted)
Net loss from continuing operations	(572)	(4,430)	(703)
Profit /(loss) from discontinued operations	(15)	(233)	(519)

Net loss attributable to the parent	(587)	(4,663)	(1,222)
Less: Allocation to participating securities	—	—	—

Net loss available to stockholders	(587)	(4,663)	(1,222)
Effect of dilution	—	—	—

Diluted net loss available to stockholders	(587)	(4,663)	(1,222)

The components of the denominator for the calculation of basic and diluted LPS are as follows:

(In millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Basic loss per share:
Weighted average number of common shares outstanding	100	100	100
Diluted loss per share:
Effect of dilution	—	—	—

Weighted average number of common shares outstanding adjusted for the effects of dilution	100	100	100

The basic and diluted loss per share are as follows:

(In $)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Basic Loss per share from continuing operations	(5.70)	(44.11)	(7.00)
Diluted Loss per share from continuing operations	(5.70)	(44.11)	(7.00)
Basic loss per share	(5.85)	(46.43)	(12.18)
Diluted loss per share	(5.85)	(46.43)	(12.18)
ASC 260 ‘Earnings per Share’ requires the presentation of diluted earnings per share where a company could be called upon to issue shares that would decrease net earnings per share. As the Company reported net losses for the year ended December 31, 2021, the effect of including potentially dilutive instruments in the calculation would result in a reduction in loss per share, which is anti-dilutive. Under these circumstances, these instruments are not included in the calculation due to their anti-dilutive effect and as a result the basic and diluted loss per share are equal.